Mr. Peter K. Seldin shares investment discretion with Mr. Joseph H. Reich. Information with respect to securities for which Mr. Seldin has investment discretion and voting authority is contained in the Form 13F filed by Mr. Reich for the quarter ended March 31, 1999, which is incorporated herein by reference.
















































Mr. G. Bryan Dutt shares investment discretion with Messrs.
Joseph H. Reich and Peter K. Seldin. Information with respect to securities for which Mr. Dutt has investment discretion and voting authority is contained in the Form 13F filed by Mr. Reich for the quarter ended December 31, 1998, which is incorporated herein by reference.